As filed with the Securities and Exchange Commission on May 21, 2012

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 140	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 144	☒

(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street

San Francisco, California 94105

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	400 Howard Street
New York, New York 10019-6018	San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 21st day of May, 2012.

BLACKROCK FUNDS III ON BEHALF OF
LIFEPATH® INDEX RETIREMENT PORTFOLIO,
LIFEPATH® INDEX 2020 PORTFOLIO,
LIFEPATH® INDEX 2025 PORTFOLIO,
LIFEPATH® INDEX 2030 PORTFOLIO,
LIFEPATH® INDEX 2035 PORTFOLIO,
LIFEPATH® INDEX 2040 PORTFOLIO,
LIFEPATH® INDEX 2045 PORTFOLIO,
LIFEPATH® INDEX 2050 PORTFOLIO AND
LIFEPATH® INDEX 2055 PORTFOLIO

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	President and Chief Executive Officer	May 21, 2012
John M. Perlowski	(Principal Executive Officer)

/S/ NEAL J. ANDREWS	Chief Financial Officer	May 21, 2012
Neal J. Andrews	(Principal Financial and Accounting Officer)

DAVID O. BEIM*	Trustee
David O. Beim

RONALD W. FORBES*	Trustee
Ronald W. Forbes

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

Trustee
Ian MacKinnon

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

KENNETH L. URISH*	Trustee
Kenneth L. Urish

FREDERICK W. WINTER*	Trustee
Frederick W. Winter

PAUL L. AUDET*	Trustee
Paul L. Audet

HENRY GABBAY*	Trustee
Henry Gabbay

*By:	/S/ BEN ARCHIBALD	May 21, 2012
Ben Archibald (Attorney-in-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 21, 2012.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF
LIFEPATH® INDEX RETIREMENT MASTER PORTFOLIO,
LIFEPATH® INDEX 2020 MASTER PORTFOLIO,
LIFEPATH® INDEX 2025 MASTER PORTFOLIO,
LIFEPATH® INDEX 2030 MASTER PORTFOLIO,
LIFEPATH® INDEX 2035 MASTER PORTFOLIO,
LIFEPATH® INDEX 2040 MASTER PORTFOLIO,
LIFEPATH® INDEX 2045 MASTER PORTFOLIO,
LIFEPATH® INDEX 2050 MASTER PORTFOLIO AND
LIFEPATH® INDEX 2055 MASTER PORTFOLIO

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	President and Chief Executive Officer	May 21, 2012
John M. Perlowski	(Principal Executive Officer)

/S/ NEAL J. ANDREWS	Chief Financial Officer	May 21, 2012
Neal J. Andrews	(Principal Financial and Accounting Officer)

DAVID O. BEIM*	Trustee
David O. Beim

RONALD W. FORBES*	Trustee
Ronald W. Forbes

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

Trustee
Ian MacKinnon

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

KENNETH L. URISH*	Trustee
Kenneth L. Urish

FREDERICK W. WINTER*	Trustee
Frederick W. Winter

PAUL L. AUDET*	Trustee
Paul L. Audet

HENRY GABBAY*	Trustee
Henry Gabbay

*By:	/S/ BEN ARCHIBALD	May 21, 2012
Ben Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase